Investments in associates - Disclosure of associates reconciliation to carrying amounts (Details) - USD ($) $ in Thousands		12 Months Ended
	Aug. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Sep. 30, 2024
Disclosure of associates [line items]
Other comprehensive gain for the period		$ 93,345	$ (57,822)
Carrying amount, at lag		43,262
Carrying amount, as per balance sheet		0	43,262
Osisko Development Corp. [Member]
Disclosure of associates [line items]
Opening net assets, at lag				$ 538,570
Loss for the period				(153,087)
Other comprehensive gain for the period	$ 1,100			1,440
Other equity transactions, impact of foreign exchange variations and others				4,863
Closing net assets, at lag				$ 391,786
Company's share in %				39.70%
Company's share in $, at lag				$ 155,539
Initial recognition impairment				(73,039)
Investment impairment				(17,590)
Impact of dilution, foreign exchange variations and others				(12,348)
Carrying amount, at lag		$ 43,262		$ 52,562
Adjustments for events during the lag period			(9,300)
Carrying amount, as per balance sheet			43,262
Fair value of investment			$ 54,210